10 Taxes recoverable (Tables)	12 Months Ended
Dec. 31, 2020
Taxes Recoverable
Schedule of taxes recoverable
		2020	2019

Parent Company and subsidiaries in Brazil
IPI		1,435	477
Value-added tax on sales and services (ICMS) - normal operations	(a)	293,193	255,945
ICMS - credits from PP&E		163,847	166,824
Social integration program (PIS) and social contribution on revenue (COFINS) - normal operations		199	45,604
PIS and COFINS - credits from PP&E		353,928	316,973
REINTEGRA program	(b)	16,799	19,848
Federal tax credits	(c)	1,109,122	2,459,293
Other		40,234	5,434

Foreign subsidiaries
Value-added tax ("IVA")		277,175	217,630
Other		9,470	7,701
Total		2,265,402	3,495,729

Current assets		1,192,665	1,238,011
Non-current assets		1,072,737	2,257,718
Total		2,265,402	3,495,729